Other Receivables (Details) - Schedule of other receivables - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Other receivables
Other receivables, disposal of revenue equipment			$ 169,095
Others	[1]	88,069	67,614
Vehicle rental in advance		1,111,290	427,716
Pay on behalf of third parties		1,388,820	875,619
Government grant		207,664
Total other receivables		$ 2,795,843	$ 1,540,044

[1]	Others primarily involve the employee’s statutory social insurance.